North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 36.3%
	CONSUMER DISCRETIONARY - 3.4%
	Hotels, Restaurants & Leisure - 2.3%
2,403	McDonald’s Corp.	$634,176
	Specialty Retail - 1.1%
1,025	The Home Depot, Inc.	303,953
	TOTAL CONSUMER DISCRETIONARY	938,129

	CONSUMER STAPLES - 5.1%
	Food & Staples Retailing - 2.9%
4,523	Sysco Corp.	337,280
3,413	Walmart Inc.	485,090
		822,370
	Food Products - 1.1%
3,744	General Mills, Inc.	297,685
	Household Products - 1.1%
2,298	Procter & Gamble	316,113
	TOTAL CONSUMER STAPLES	1,436,168

	FINANCIALS - 3.9%
	Banks - 1.8%
10,791	Truist Financial Corp.	506,637
	Insurance - 2.1%
8,647	Aflac, Inc.	589,293
	TOTAL FINANCIALS	1,095,930

	HEALTH CARE - 8.5%
	Health Care Equipment & Supplies - 0.9%
2,581	Abbott Laboratories	262,540
	Pharmaceuticals - 7.6%
2,607	Eli Lilly and Co.	811,351
2,097	Johnson & Johnson	321,386
5,288	Merck & Co., Inc.	561,797
10,369	Pfizer Inc.	420,670
		2,115,204
	TOTAL HEALTH CARE	2,377,744

	INDUSTRIALS - 6.3%
	Aerospace & Defense - 1.5%
1,910	L3Harris Technologies, Inc.	403,373
	Commercial Services & Supplies - 2.2%
4,119	Waste Management, Inc.	616,862
	Machinery - 0.8%
933	Illinois Tool Works Inc.	217,538
	Trading Companies & Distributors - 1.8%
756	W.W. Grainger, Inc.	505,333
	TOTAL INDUSTRIALS	1,743,106

	INFORMATION TECHNOLOGY - 5.9%
	Software - 2.6%
2,902	Microsoft Corp.	723,817
	Technology Hardware, Storage & Peripherals - 3.3%
6,216	Apple Inc.	916,300
	TOTAL INFORMATION TECHNOLOGY	1,640,117

	UTILITIES - 3.2%
	Electric Utilities - 2.8%
3,195	Eversource Energy	240,775
8,526	The Southern Co.	537,650
		778,425
	Multi-Utilities - 0.4%
2,211	Dominion Energy, Inc.	122,976
	TOTAL UTILITIES	901,401
	TOTAL COMMON STOCKS
	(Cost $3,977,072)	10,132,595

	EXCHANGE TRADED FUNDS (ETFs) - 56.2%
17,650	iShares® Broad USD High Yield Corporate Bond ETF	617,221
22,520	iShares® Core Dividend Growth ETF	1,123,973
26,400	iShares® MBS ETF	2,455,464
14,782	Schwab® US Dividend Equity ETF	1,101,998
134,800	SPDR® Portfolio Intermediate Term Corporate Bond ETF	4,305,512
54,200	SPDR® Portfolio Long-Term Corporate Bond ETF	1,228,172
83,500	SPDR® Portfolio Short-Term Corporate Bond ETF	2,455,735
45,500	VanEck Fallen Angel High Yield Bond ETF	1,245,790
7,434	Vanguard® Dividend Appreciation ETF	1,129,819
	TOTAL ETFs
	(Cost $15,960,782)	15,663,684

Contracts			Notional Amount	Value
		PURCHASED OPTIONS - 11.0%
		CALL OPTIONS - 4.3%
		S&P 500® Index
10		Expiration Date: March 2023, Exercise Price $4,250.00	3,970,150	$1,100
10		Expiration Date: March 2023, Exercise Price $4,100.00	3,970,150	25,450
10		Expiration Date: March 2023, Exercise Price $4,300.00	3,970,150	25
10		Expiration Date: March 2023, Exercise Price $4,250.00	3,970,150	225
10		Expiration Date: June 2023, Exercise Price $4,200.00	3,970,150	67,100
15		Expiration Date: December 2023, Exercise Price $3,700.00	5,955,225	775,950
10		Expiration Date: December 2023, Exercise Price $4,000.00	3,970,150	315,950
				1,185,800
		PUT OPTIONS - 6.7%
		S&P 500® Index
10		Expiration Date: March 2023, Exercise Price $3,900.00	3,970,150	39,700
10		Expiration Date: March 2023, Exercise Price $3,900.00	3,970,150	25,200
10		Expiration Date: March 2023, Exercise Price $3,950.00	3,970,150	21,050
5		Expiration Date: March 2023, Exercise Price $3,950.00	1,985,075	39,150
10		Expiration Date: March 2023, Exercise Price $3,750.00	3,970,150	20,250
10		Expiration Date: June 2023, Exercise Price $4,175.00	3,970,150	244,200
10		Expiration Date: June 2023, Exercise Price $4,025.00	3,970,150	168,450
20		Expiration Date: June 2023, Exercise Price $3,975.00	7,940,300	296,600
10		Expiration Date: June 2023, Exercise Price $3,500.00	3,970,150	38,800
10		Expiration Date: June 2023, Exercise Price $4,000.00	3,970,150	158,050
5		Expiration Date: December 2023, Exercise Price $3,525.00	1,985,075	55,225
5		Expiration Date: December 2023, Exercise Price $3,825.00	1,985,075	89,825
5		Expiration Date: December 2023, Exercise Price $3,450.00	1,985,075	48,575
5		Expiration Date: December 2023, Exercise Price $3,300.00	1,985,075	37,400
5		Expiration Date: June 2024, Exercise Price $3,650.00	1,985,075	91,525
5		Expiration Date: June 2024, Exercise Price $3,525.00	1,985,075	77,950
5		Expiration Date: June 2024, Exercise Price $3,450.00	1,985,075	70,450
		SPDR® S&P 500® ETF Trust
50		Expiration Date: June 2023, Exercise Price $395.00	1,981,300	73,625
100		Expiration Date: December 2023, Exercise Price $405.00	3,962,600	272,000
				1,868,025
		TOTAL PURCHASED OPTIONS
		(Cost $4,771,134)		3,053,825

Number of Shares				Value
		SHORT TERM INVESTMENT - 1.5%
406,923		First American Treasury Obligations Fund - Class X, 4.48%[1]		406,923
		TOTAL SHORT-TERM INVESTMENT
		(Cost $406,923)		406,923

		TOTAL INVESTMENTS - 105.0%
		(Cost $25,115,911)		29,257,027
		Liabilities in Excess of Other Assets - (5.0)%		(1,387,528)
		TOTAL NET ASSETS - 100.0%		$27,869,499

	[1]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN
As of February 28, 2023 (Unaudited)

Contracts		Notional Amount	Value
	CALL OPTIONS
	S&P 500® Index
10	Expiration: March 2023, Exercise Price: $4,100.00	$4,100,000	$14,400
10	Expiration: March 2023, Exercise Price: $4,150.00	4,150,000	75
10	Expiration: March 2023, Exercise Price: $4,100.00	4,100,000	6,200
10	Expiration: March 2023, Exercise Price: $3,950.00	3,950,000	93,150
25	Expiration: March 2023, Exercise Price: $4,075.00	10,187,500	100,125
10	Expiration: April 2023, Exercise Price: $4,050.00	4,050,000	56,350
5	Expiration: December 2024, Exercise Price: $4,600.00	2,300,000	113,150
			383,450
	PUT OPTIONS
	S&P 500® Index
10	Expiration: March 2023, Exercise Price: $4,150.00	4,150,000	185,250
10	Expiration: March 2023, Exercise Price: $4,100.00	4,100,000	139,300
10	Expiration: March 2023, Exercise Price: $3,950.00	3,950,000	71,850
5	Expiration: March 2023, Exercise Price: $3,625.00	1,812,500	6,050
10	Expiration: March 2023, Exercise Price: $4,100.00	4,100,000	145,400
10	Expiration: June 2023, Exercise Price: $3,125.00	3,125,000	14,200
20	Expiration: June 2023, Exercise Price: $3,525.00	7,050,000	83,700
10	Expiration: June 2023, Exercise Price: $3,550.00	3,550,000	45,050
10	Expiration: June 2023, Exercise Price: $3,575.00	3,575,000	48,550
10	Expiration: June 2023, Exercise Price: $3,700.00	3,700,000	70,350
5	Expiration: December 2023, Exercise Price: $2,925.00	1,462,500	19,600
5	Expiration: December 2023, Exercise Price: $3,050.00	1,525,000	24,225
5	Expiration: December 2023, Exercise Price: $3,125.00	1,562,500	27,625
5	Expiration: December 2023, Exercise Price: $3,400.00	1,700,000	44,600
5	Expiration: June 2024, Exercise Price: $3,075.00	1,537,500	41,475
5	Expiration: June 2024, Exercise Price: $3,125.00	1,562,500	44,575
5	Expiration: June 2024, Exercise Price: $3,250.00	1,625,000	53,375
			1,065,175
	TOTAL WRITTEN OPTIONS
	(Premium Received $2,570,265)		$1,448,625

North Square Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	8.5%
Industrials	6.3%
Information Technology	5.9%
Consumer Staples	5.1%
Financials	3.9%
Consumer Discretionary	3.4%
Utilities	3.2%
Total Common Stocks	36.3%
ETFs	56.2%
Purchased Options
Call Options	4.3%
Put Options	6.7%
Total Purchased Options	11.0%
Short Term Investment	1.5%
Total Investments	105.0%
Liabilities in Excess of Other Assets	(5.0)%
Total Net Assets	100.0%

North Square Trilogy Alternative Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$10,132,595	$-	$-	$10,132,595
ETFs	15,663,684	-	-	15,663,684
Purchased Options	-	3,053,825	-	3,053,825
Short Term Investment	406,923	-	-	406,923
Total Investments	$26,203,202	$3,053,825	$-	$29,257,027
Written Options	$-	$1,448,625	$-	$1,448,625

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.